Form N-1A Supplement	Jun. 26, 2026
NYLI CBRE Real Assets ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated June 26, 2026 (“Supplement”) to the Fund’s
Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), as supplemented

Important Notice Regarding Change in Name and Investment Policy

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

The Board of Trustees of New York Life Investments Active ETF Trust approved the changes described below to the Fund’s name, ticker symbol, and non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, effective August 28, 2026.

Effective August 28, 2026:

1.The Fund’s name will change from the “NYLI CBRE Real Assets ETF” to the “NYLIM CBRE Real Estate & Infrastructure ETF”.

2.The Fund’s ticker will change from “IQRA” to “REIX”.